Note 32 - Adjustments Required to Reflect Net Cash Receipts From Gas Sales - Schedule of Adjustments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Accrued gas receivable	$ 459	$ (2,735)
Gas delivered in excess of consumption	516	3,106
Accrued gas payable	(276)	1,284
Deferred revenue	(3,575)	(2,336)
	$ (2,876)	$ (681)